Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (Loss) (USD $)	Total	Common stock	Capital Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Stock
Beginning Balance at Dec. 31, 2009	$ 17,745,653	$ 1,500,000	$ 1,737,924	$ 286,072	$ 18,440,398	$ (4,218,741)
Beginning Balance (in shares) at Dec. 31, 2009		300,000
Net income	459,410				459,410
Other comprehensive income (loss), net of tax benefit of $212,362 in 2011 and $184,785 in 2010	(350,824)			(350,824)
Comprehensive income	108,586
Cash dividends paid ($0.50 per share)	(117,001)				(117,001)
Purchase of treasury stock	(98,401)					(98,401)
Ending Balance at Dec. 31, 2010	17,638,837	1,500,000	1,737,924	(64,752)	18,782,807	(4,317,142)
Ending Balance (in shares) at Dec. 31, 2010		300,000
Net income	302,904				302,904
Other comprehensive income (loss), net of tax benefit of $212,362 in 2011 and $184,785 in 2010	403,182			403,182
Comprehensive income	706,086
Cash dividends paid ($0.50 per share)	(116,501)				(116,501)
Ending Balance at Dec. 31, 2011	$ 18,228,422	$ 1,500,000	$ 1,737,924	$ 338,430	$ 18,969,210	$ (4,317,142)
Ending Balance (in shares) at Dec. 31, 2011		300,000